Stock-Based Incentive Compensation Plans - Aggregate Intrinsic Value - Exercised (Detail) - 2016 Equity Incentive Plan (EIP) [Member] - USD ($) $ in Thousands	12 Months Ended
	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Service Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises in period, intrinsic value	$ 53,398	$ 25,572	$ 1,443
Performance-Based Stock Appreciation Rights SARs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercises in period, intrinsic value	$ 6,777	$ 883	$ 986